Payroll, staff and employee benefits obligations - Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefits obligations
Restructuring reserves (early retirement plans)	$ 72	$ 54	$ 73
TOTAL	1,993	1,829	2,672
Net liabilities relating to assets held for sale			(1)
Pension benefits
Employee benefits obligations
Pension benefits and other benefits liabilities	1,453	1,308	1,966
Net liabilities relating to assets held for sale			(1)
Other benefits
Employee benefits obligations
Pension benefits and other benefits liabilities	$ 468	$ 467	$ 633